Investment Strategy - Dan IVES Wedbush AI Power & Infrastructure ETF	Sep. 29, 2026
Prospectus [Line Items]
Strategy [Heading]	The second paragraph of the section of the Prospectus titled “Principal Investment Strategies of the Fund” is hereby deleted and replaced with the following:
Strategy Narrative [Text Block]

The Index is comprised exclusively of equity securities (or corresponding American Depositary Receipts (“ADRs”)) of companies included in the Dan Ives AI Power & Infrastructure 30 Research Report (the “AI Power Report”). The AI Power Report was originally created by Dan Ives while he was employed at Wedbush Securities Inc. (“Wedbush”). Dan Ives continues to compile the AI Power Report in his role as Partner and Senior Managing Director, Analyst at Yorkville Ives & Co., LLC. The AI Power Report is a publicly available research report, comprised of companies that have been identified as contributing to the infrastructure supporting artificial intelligence (“AI”) through the development, production or operation of power generation and fuel supply technologies (i.e., nuclear baseload, natural gas generation and fuel transmission), grid infrastructure and data centers (being able to locate and operate data centers where there is reliable access to power), equipment and power management (managing power, cooling and equipment to run AI data centers) and materials and enabling technologies (materials and technologies that facilitate the operation of AI data centers and the supply of power to those centers). The AI Power Report is released on a semi-annual basis, but may be released more frequently in the event there are material developments in any of the sectors from which companies included in the AI Power Report are identified.